Expense Example, No Redemption {- Fidelity International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund AMCIZ PRO-14 - Fidelity International Real Estate Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor International Real Estate Fund: Class A
Expense Example, No Redemption:
1 Year	$ 693
3 Years	943
5 Years	1,212
10 Years	1,978
Fidelity Advisor International Real Estate Fund: Class M
Expense Example, No Redemption:
1 Year	502
3 Years	822
5 Years	1,165
10 Years	2,131
Fidelity Advisor International Real Estate Fund: Class C
Expense Example, No Redemption:
1 Year	208
3 Years	643
5 Years	1,103
10 Years	2,169
Fidelity Advisor International Real Estate Fund: Class I
Expense Example, No Redemption:
1 Year	92
3 Years	287
5 Years	498
10 Years	1,108
Fidelity Advisor International Real Estate Fund: Class Z
Expense Example, No Redemption:
1 Year	83
3 Years	259
5 Years	450
10 Years	$ 1,002